Interest expense (Tables)	12 Months Ended
Dec. 31, 2025
Interest costs [abstract]
Schedule of Interest Expense

		For the years ended,
	Note	December 31, 2025	December 31, 2024	December 31, 2023
		$	$	$
Interest accretion on deferred consideration		-	306,388	159,904
Interest accretion on lease liability	20	95,219	86,407	52,075
Debenture interest	21	10,301,143	6,039,527
Other interest expenses		1,523	2,335	-
		10,397,885	6,434,657	211,979